Long-Term Debt - Bank Loans (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total long-term debt	$ 2,369,880	$ 2,413,335
Less: Deferred loan and financing arrangements issuance costs	15,543	18,252
Total long-term debt, net	2,354,337	2,395,083
Less: Current portion of long-term debt	124,779	120,869
Add: Current portion of deferred loan and financing arrangements issuance costs	2,635	3,743
Long-term debt, net	2,232,193	2,277,957
(i) Issued in January 2024 maturing in December 2030 (the "2024 - LNG/C Axios II credit facility") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 170,000	180,000
Rate of interest	Margin + Secured Overnight Financing Rate (“SOFR”)
(ii) Issued in June 2024 maturing in June 2031 (the "2024 - LNG/C Aktoras credit facility") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 220,500	233,500
Rate of interest	Margin + SOFR
(iii) Issued in June 2024 maturing in June 2031 (the "2024 - LNG/C Aristidis I credit facility") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 143,375	151,125
Rate of interest	Margin + SOFR
(iv) Issued in September 2025 maturing in December 2037 (the Tranche A of the "2025 - LCO2 - HMG/Cs Active, Alkimos credit facility")
Debt Instrument [Line Items]
Total long-term debt	$ 44,454	0
Rate of interest	Margin + SOFR
(v) Assumed in September 2021 maturing in June 2030 (the "2021 Bocomm") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 112,028	118,216
Rate of interest	Margin + SOFR
(vi) Assumed in September 2021 maturing in November 2029 (the "2021 Bocomm") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 107,311	113,210
Rate of interest	Margin + SOFR
(vii) Assumed in November 2021 maturing in July 2036 (the "2021 Shin Doun") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 117,817	124,376
Rate of interest	Fixed rate
(viii) Issued in December 2022 maturing in January 2031 (the "2022 Jolco")
Debt Instrument [Line Items]
Total long-term debt	$ 96,062	100,273
Rate of interest	($63,662: Margin + SOFR, $32,400: Fixed rate)
(ix) Issued in February 2023 maturing in February 2033 (the "2023 CMBFL - LNG/C") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 159,937	168,687
Rate of interest	Margin + SOFR
(x) Assumed in December 2023 maturing in October 2033 (the "2023 CMBFL - LNG/C AMI") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 152,107	174,212
Rate of interest	Margin + SOFR
(xi) Issued in May 2024 maturing in May 2032 (the "2023 - LNG/C Assos Jolco")
Debt Instrument [Line Items]
Total long-term debt	$ 226,811	236,079
Rate of interest	($185,411: Margin + SOFR, $41,400: Fixed rate)
(xii) Issued in July 2024 maturing in July 2032 (the "2024 - LNG/C Apostolos Jolco")
Debt Instrument [Line Items]
Total long-term debt	$ 226,590	235,870
Rate of interest	($185,190: Margin + SOFR, $41,400: Fixed rate)
(xiii) Issued in August 2024 maturing in July 2031 (the "2024 Bocomm - LNG/C Attalos")
Debt Instrument [Line Items]
Total long-term debt	$ 149,851	158,780
Rate of interest	Margin + SOFR
(xiv) Issued in August 2024 maturing in July 2031 (the "2024 Bocomm - LNG/C Asklipios")
Debt Instrument [Line Items]
Total long-term debt	$ 149,851	158,780
Rate of interest	Margin + SOFR
(xv) Issued in October 2021 maturing in October 2026 (the "2021 Bonds") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 175,911	156,136
Rate of interest	Fixed rate
(xvi) Issued in July 2022 maturing in July 2029 (the "2022 Bonds") [Member]
Debt Instrument [Line Items]
Total long-term debt	$ 117,275	$ 104,091
Rate of interest	Fixed rate